Gains (losses) from operating activities in the statement of income, included according to their nature (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization expense
Sub total	$ (203,912)	$ (201,351)	$ (220,827)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Properties plant and equipment	(9,563)	(49)
Intangible assets other than goodwill	1,798	1,053
Goodwill	(140)	(140)
Other expenses, by nature
Total	(99,612)	(25,995)	(36,907)
Other expenses by function [Member]
Depreciation and amortization expense
Depreciation of assets not in use	(42)	(136)	(59)
Sub total	(42)	(136)	(59)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Properties plant and equipment	(9,563)	(49)	(1,390)
Intangible assets other than goodwill	(1,658)	(913)	(1,736)
Goodwill	(140)	(140)	(3,254)
Amortization of intangible assets	(283)	0	0
Sub total	(11,644)	(1,102)	(6,380)
Other expenses, by nature
Legal expenses	(69,965)	(9,277)	(15,139)
VAT and other unrecoverable taxes	(626)	(613)	(1,187)
Fines paid	(314)	(145)	(965)
Investment plan expenses	(864)	(1,693)	(7,555)
Non-metallic exploration expenses	(5,262)	(5,537)	(5,864)
Donations not accepted as tax credit	(8,793)	(5,026)	(4,502)
Reorganization of related businesses	0	0	6,000
Other operating expenses	(2,102)	(2,466)	(1,256)
Sub total	(87,926)	(24,757)	(30,468)
Total	$ (99,612)	$ (25,995)	$ (36,907)